Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2023:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2023	8,926	2,980	920	5,369	6,189	5,960	720	22,138
Impact of asset acquisitions	—	—	—	—	—	—	2	2
Additions	—	—	—	—	19	—	96	115
Disposals and derecognitions(1)	—	—	(2)	—	(4)	—	(8)	(14)
December 31, 2023	8,926	2,980	918	5,369	6,204	5,960	810	22,241

Accumulated amortization
January 1, 2023	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Amortization charge	—	—	—	(31)	(381)	(238)	(95)	(745)
Disposals and derecognitions(1)	—	—	2	—	4	—	7	13
December 31, 2023	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2023:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	60	534	2,861	241	4,260
Vision Care	4,382	—	175	—	1,484	—	161	1,820
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060
The following table summarizes the movements of goodwill and other intangible assets in 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2022	8,905	2,980	737	5,369	4,803	5,960	658	20,507
Impact of business combination(1)	21	—	175	—	850	—	—	1,025
Impact of asset acquisitions	—	—	10	—	385	—	12	407
Additions	—	—	—	—	151	—	57	208
Disposals and derecognitions(2)	—	—	(2)	—	—	—	(7)	(9)
December 31, 2022	8,926	2,980	920	5,369	6,189	5,960	720	22,138

Accumulated amortization
January 1, 2022	—	—	(180)	(5,238)	(3,471)	(2,622)	(231)	(11,742)
Amortization charge	—	—	—	(40)	(279)	(239)	(95)	(653)
Disposals and derecognitions(2)	—	—	2	—	—	—	6	8
Impairment charges	—	—	(3)	—	(59)	—	—	(62)
December 31, 2022	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Net book value at December 31, 2022	8,926	2,980	739	91	2,380	3,099	400	9,689
(1)     During 2023, Alcon retrospectively adjusted the provisional amounts that were recognized for the preliminary PPA at the Aerie acquisition date, resulting in Goodwill of $8,926 million as of December 31, 2022. Refer to Note 21.1 for more information regarding the PPA which was finalized in the third quarter of 2023.
(2)    Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	91	583	3,099	240	4,577
Vision Care(1)	4,382	—	175	—	1,797	—	160	2,132
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2022	8,926	2,980	739	91	2,380	3,099	400	9,689
(1)     During 2023, Alcon retrospectively adjusted the provisional amounts that were recognized for the preliminary PPA at the Aerie acquisition date, resulting in Vision Care Goodwill of $4,382 million and total Goodwill of $8,926 million as of December 31, 2022. Refer to Note 21.1 for more information regarding the PPA which was finalized in the third quarter of 2023.

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2023 and 2022:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	9.0	8.75

Intangible asset impairment charges	The following table shows the intangible asset impairment charges in 2023, 2022 and 2021:

($ millions)	2023	2022	2021
Surgical	—	(60)	(178)
Vision Care	—	(2)	(47)
Total	—	(62)	(225)